Non-current and current financial debts - Maturity of interest expense (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest payable	$ 2,383	$ 1,017
Not later than one year
Disclosure of detailed information about borrowings [line items]
Interest payable	169	94
Between one and five years
Disclosure of detailed information about borrowings [line items]
Interest payable	651	340
Later than five years
Disclosure of detailed information about borrowings [line items]
Interest payable	$ 1,563	$ 583